Schedule of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	¥ 12,877	¥ 7,565
Less: Accumulated amortization	(572)	(461)
Total intangible assets, net	12,305	7,104
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	2,189	2,101
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	422	773
Software Work in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, gross	¥ 10,266	¥ 4,691